Quarterly Holdings Report
for
Fidelity® Diversified International K6 Fund
January 31, 2024
DIFK6-NPRT1-0324
1.9883985.106
Common Stocks - 96.0%
	Shares	Value ($)
Australia - 1.2%
Aristocrat Leisure Ltd.	580,682	16,741,425
CAR Group Ltd.	208,078	4,467,708
Glencore PLC	4,770,265	25,239,271
Steadfast Group Ltd.	1,737,697	6,723,801
TOTAL AUSTRALIA		53,172,205
Canada - 6.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	711,450	41,688,446
Cameco Corp.	472,543	22,561,297
Canadian Natural Resources Ltd.	779,173	49,864,290
Canadian Pacific Kansas City Ltd. (a)	281,575	22,658,340
Constellation Software, Inc.	21,467	59,331,598
Constellation Software, Inc. warrants 8/22/28 (b)(c)	23,796	2
Franco-Nevada Corp.	179,729	19,445,409
Imperial Oil Ltd.	373,560	21,547,531
Ivanhoe Mines Ltd. (b)	1,980,230	20,782,510
Lumine Group, Inc.	67,274	1,569,201
MEG Energy Corp. (b)	677,653	12,812,629
Thomson Reuters Corp.	136,490	20,264,620
TOTAL CANADA		292,525,873
China - 0.9%
Chervon Holdings Ltd.	1,411,651	2,869,516
Li Ning Co. Ltd.	1,528,835	3,266,084
NXP Semiconductors NV	161,353	33,976,101
TOTAL CHINA		40,111,701
Denmark - 3.8%
Carlsberg A/S Series B	152,908	19,674,282
DSV A/S	121,982	21,823,778
Novo Nordisk A/S Series B	1,086,846	124,231,349
Pandora A/S	49,889	7,297,954
TOTAL DENMARK		173,027,363
France - 10.7%
Air Liquide SA	242,304	45,343,170
Airbus Group NV	197,138	31,401,302
ALTEN	15,870	2,466,272
AXA SA	1,031,210	34,612,905
BNP Paribas SA	588,666	39,549,035
Capgemini SA	301,710	67,559,217
EssilorLuxottica SA	221,745	43,686,339
Legrand SA	244,762	23,721,274
LVMH Moet Hennessy Louis Vuitton SE	139,406	115,994,012
Pernod Ricard SA	231,473	38,148,313
Safran SA	168,155	31,396,021
Thales SA	79,677	11,654,573
TOTAL FRANCE		485,532,433
Germany - 7.7%
Allianz SE	247,557	66,141,298
Deutsche Borse AG	147,840	29,440,806
DHL Group	566,207	27,241,784
Hannover Reuck SE	126,215	30,308,202
Infineon Technologies AG	780,968	28,471,685
Merck KGaA	249,031	40,859,913
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	76,712	32,680,228
Rheinmetall AG	1,900	666,922
SAP SE	374,492	64,879,444
Siemens AG	77,033	13,790,747
Siemens Healthineers AG (d)	253,377	14,200,540
TOTAL GERMANY		348,681,569
Greece - 0.1%
Piraeus Financial Holdings SA (b)	1,674,638	6,786,680
Hong Kong - 1.0%
AIA Group Ltd.	5,737,350	44,994,708
India - 3.0%
Axis Bank Ltd.	1,195,509	15,364,403
Fairfax India Holdings Corp. (b)(d)	596,790	8,939,914
HDFC Bank Ltd.	4,569,151	80,317,811
HDFC Standard Life Insurance Co. Ltd. (d)	329,640	2,287,959
Reliance Industries Ltd.	896,211	30,777,410
TOTAL INDIA		137,687,497
Indonesia - 1.1%
PT Bank Central Asia Tbk	41,559,222	25,144,429
PT Bank Rakyat Indonesia (Persero) Tbk	66,401,767	23,920,278
TOTAL INDONESIA		49,064,707
Ireland - 0.8%
Kingspan Group PLC (Ireland)	316,512	25,845,639
Smurfit Kappa Group PLC	230,405	8,602,904
TOTAL IRELAND		34,448,543
Italy - 1.8%
FinecoBank SpA	1,569,419	22,778,235
Ryanair Holdings PLC sponsored ADR (b)	107,197	14,321,519
UniCredit SpA	1,472,627	43,136,266
TOTAL ITALY		80,236,020
Japan - 16.8%
BayCurrent Consulting, Inc.	342,713	7,967,735
Capcom Co. Ltd.	69,139	2,636,877
Fast Retailing Co. Ltd.	58,781	15,693,174
Fuji Electric Co. Ltd.	93,000	4,657,443
FUJIFILM Holdings Corp.	506,963	32,133,814
Fujitsu Ltd.	53,551	7,412,226
Hitachi Ltd.	1,165,769	91,571,561
Hoya Corp.	507,293	64,441,017
Itochu Corp.	1,138,712	51,679,447
Keyence Corp.	106,757	47,762,855
Marui Group Co. Ltd.	395,829	6,545,102
Minebea Mitsumi, Inc.	1,418,945	29,329,892
Mitsubishi Heavy Industries Ltd.	140,800	9,391,852
Nomura Research Institute Ltd.	478,697	14,640,244
ORIX Corp.	1,559,960	30,121,688
Persol Holdings Co. Ltd.	8,491,314	13,498,741
Relo Group, Inc.	696,004	6,986,304
Renesas Electronics Corp. (b)	997,900	16,373,131
Shin-Etsu Chemical Co. Ltd.	2,037,898	80,216,134
SMC Corp.	58,614	32,627,160
SMS Co., Ltd.	123,862	2,236,964
Sony Group Corp.	626,759	61,465,251
Sumitomo Mitsui Financial Group, Inc.	755,383	39,290,023
Suzuki Motor Corp.	449,708	20,200,294
Tokio Marine Holdings, Inc.	1,052,653	27,755,757
Tokyo Electron Ltd.	248,422	46,100,281
TOTAL JAPAN		762,734,967
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	648,979	35,263,864
Netherlands - 7.4%
Argenx SE (b)	24,612	9,294,279
ASML Holding NV (depository receipt)	194,599	169,266,102
BE Semiconductor Industries NV	151,427	22,877,873
IMCD NV	225,252	34,567,037
Shell PLC (London)	985,952	30,566,807
Wolters Kluwer NV	456,166	67,291,578
TOTAL NETHERLANDS		333,863,676
Norway - 0.4%
Equinor ASA	666,384	19,069,972
Spain - 1.9%
Banco Santander SA (Spain)	8,351,135	33,563,711
CaixaBank SA	6,333,765	27,007,135
Industria de Diseno Textil SA	584,725	25,001,306
TOTAL SPAIN		85,572,152
Sweden - 2.8%
Atlas Copco AB (A Shares)	1,403,422	22,397,806
Autoliv, Inc.	106,636	11,422,848
Indutrade AB	1,820,700	44,491,168
Investor AB (B Shares)	2,097,167	49,554,214
Kry International AB (b)(c)(e)	663	29,455
TOTAL SWEDEN		127,895,491
Switzerland - 2.5%
Compagnie Financiere Richemont SA Series A	151,540	22,508,931
Partners Group Holding AG	12,054	16,384,891
Sika AG	119,819	33,076,992
UBS Group AG	836,445	25,191,732
Zurich Insurance Group Ltd.	36,819	18,734,832
TOTAL SWITZERLAND		115,897,378
Taiwan - 1.4%
ECLAT Textile Co. Ltd.	293,000	5,114,872
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	534,272	60,351,365
TOTAL TAIWAN		65,466,237
United Kingdom - 13.1%
3i Group PLC	734,598	22,996,553
AstraZeneca PLC (United Kingdom)	642,518	85,183,008
B&M European Value Retail SA	5,205,901	34,214,315
BAE Systems PLC	3,833,204	57,176,535
Big Yellow Group PLC	791,278	11,511,990
Cab Payments Holdings Ltd.	240,604	242,409
Compass Group PLC	1,315,120	36,223,366
Diageo PLC	1,274,940	46,048,106
Flutter Entertainment PLC (b)	95,188	19,644,881
Games Workshop Group PLC	74,730	9,380,563
Hiscox Ltd.	662,044	8,717,297
InterContinental Hotel Group PLC	98,931	9,374,018
JD Sports Fashion PLC	4,784,554	7,097,286
Lloyds Banking Group PLC	19,088,210	10,232,346
London Stock Exchange Group PLC	511,958	57,909,651
RELX PLC (Euronext N.V.)	1,978,989	81,740,862
RS GROUP PLC	1,781,048	17,731,952
Sage Group PLC	1,974,749	29,480,621
Smith & Nephew PLC	1,759,424	24,605,545
Starling Bank Ltd. Series D (b)(c)(e)	2,406,800	9,577,432
WPP PLC	1,417,057	13,703,640
TOTAL UNITED KINGDOM		592,792,376
United States of America - 10.4%
CRH PLC	521,563	37,173,335
Experian PLC	516,881	21,513,826
Ferguson PLC	271,690	51,130,442
ICON PLC (b)	17,072	4,453,573
Linde PLC	155,370	62,898,437
Marsh & McLennan Companies, Inc.	219,162	42,482,362
Marvell Technology, Inc.	540,478	36,590,361
MasterCard, Inc. Class A	83,958	37,716,452
Nestle SA (Reg. S)	532,389	60,666,050
S&P Global, Inc.	95,842	42,970,761
Schlumberger Ltd.	819,975	39,932,783
Schneider Electric SA	163,572	32,133,741
TOTAL UNITED STATES OF AMERICA		469,662,123
TOTAL COMMON STOCKS (Cost $3,278,409,327)		4,354,487,535

Preferred Stocks - 0.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
Estonia - 0.1%
Bolt Technology OU Series E (b)(c)(e)	21,668	2,459,915
United States of America - 0.3%
Wasabi Holdings, Inc.:
Series C (b)(c)(e)	743,562	9,606,821
Series D (b)(c)(e)	304,085	4,816,706
		14,423,527
TOTAL CONVERTIBLE PREFERRED STOCKS		16,883,442
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (b)(c)(e)	3,828	236,011
TOTAL PREFERRED STOCKS (Cost $19,777,817)		17,119,453

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	159,047,483	159,079,292
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	291,571	291,600
TOTAL MONEY MARKET FUNDS (Cost $159,370,270)		159,370,892

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,457,557,414)	4,530,977,880
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,884,031
NET ASSETS - 100.0%	4,533,861,911

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,428,413 or 0.6% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,726,340 or 0.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	5,629,271

Kry International AB	5/14/21	287,945

Kry International AB Series E	5/14/21	1,750,058

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	4,642,638

Wasabi Holdings, Inc. Series C	3/31/21	8,078,504

Wasabi Holdings, Inc. Series D	9/09/22	4,319,984

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	177,740,739	216,508,919	235,170,366	3,128,972	-	-	159,079,292	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	18,664,424	71,715,124	90,087,948	9,804	-	-	291,600	0.0%
Total	196,405,163	288,224,043	325,258,314	3,138,776	-	-	159,370,892

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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